Investor Report
DAIMLER TRUCKS RETAIL TRUST 2020-1
Collection Period Ended

Amounts in USD
30-Nov-2020
Dates
Interest Period of the Class A-1 Notes (from... to)
Collection Period (from... to)
9
15-Dec-2020
Distribution Date
30-Nov-2020
1-Nov-2020
30/360 Days
Actual/360 Days
Collection Period No.
Determination Date
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to)
11-Dec-2020
Record Date
14-Dec-2020
30
29
15-Dec-2020
16-Nov-2020
15-Dec-2020
15-Nov-2020
Summary
Balance
Beginning
Ending
Principal
Payment
Principal per $1000
Face Amount
Initial
Note
Factor
Balance
Balance
0.00
0.00
0.00
Class A-1 Notes
0.000000
200,000,000.00
0.000000
272,740,453.72
30,251,493.71
242,488,960.01
Class A-2 Notes
78.779932
384,000,000.00
0.631482
336,000,000.00
0.00
336,000,000.00
Class A-3 Notes
0.000000
336,000,000.00
1.000000
85,405,000.00
0.00
85,405,000.00
Class A-4 Notes
0.000000
85,405,000.00
1.000000
694,145,453.72
663,893,960.01
30,251,493.71
Total Note Balance
1,005,405,000.00
Overcollateralization
94,600,482.04
94,600,482.04
Pool Balance
788,745,935.76
758,494,442.05
1,100,005,605.11
94,600,605.11
Initial Overcollateralization Amount
Target Overcollateralization Amount
Current Overcollateralization Amount
Amount
Percentage
94,600,482.04
8.60%
8.60%
94,600,605.11
8.60%
94,600,482.04
Interest Payment
Interest per $1000
Interest & Principal
Payment
Interest & Principal Payment
per $1000 Face Amount
Interest Rate
Face Amount
Class A-1 Notes
0.000000%
0.000000
0.00
0.000000
0.00
Class A-2 Notes
1.140000%
0.674749
30,510,597.14
79.454680
259,103.43
Class A-3 Notes
1.220000%
1.016667
341,600.00
1.016667
341,600.00
Class A-4 Notes
1.370000%
1.141667
97,504.04
1.141667
97,504.04
30,949,701.18
Total
698,207.47

Investor Report
DAIMLER TRUCKS RETAIL TRUST 2020-1
Collection Period Ended

Amounts in USD
30-Nov-2020
Net Liquidation Proceeds
Investment Earnings
Reserve Fund Draw Amount
Available Funds
Interest Collections
Purchase Amounts
Principal Collections
0.00
Advances made by the Servicer
Available Collections
33,188,614.66
Recoveries
0.00
28,828,179.43
33,188,614.66
140,451.01
354,957.13
3,864,282.72
744.37
0.00
(3) Interest Distributable Amount
(4) Priority Principal Distributable Amount
698,207.47
0.00
(5) To Reserve Fund to reach the Reserve Fund Required Amount
(6) Regular Principal Distributable Amount
(7) Additional Servicing Fee and Transition Costs
0.00
30,251,493.71
0.00
(8) Total Trustee Fees and Asset Representation Reviewer fees not previously paid under (2)
0.00
(9) Excess Collections to Certificateholders
1,581,625.20
Total Distribution
33,188,614.66
(1) Total Servicing Fee
(2) Total Trustee Fees and amounts owed to Asset Representation
Reviewer (max. $250,000 p.a.)
Nonrecoverable Advances to the Servicer
657,288.28
0.00
0.00
Distributions
Available Funds
Distribution Detail
Paid
Shortfall
Due
0.00
657,288.28
657,288.28
Total Servicing Fee
Total Trustee Fee
0.00
0.00
0.00
698,207.47
698,207.47
0.00
Monthly Interest Distributable Amount
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
259,103.43
0.00
259,103.43
thereof on Class A-3 Notes
341,600.00
0.00
341,600.00
thereof on Class A-4 Notes
97,504.04
0.00
97,504.04
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
698,207.47
698,207.47
0.00
Interest Distributable Amount
Priority Principal Distributable Amount
0.00
0.00
0.00
Regular Principal Distributable Amount
30,251,493.71
0.00
30,251,493.71
Aggregate Principal Distributable Amount
30,251,493.71
30,251,493.71
0.00

Investor Report
DAIMLER TRUCKS RETAIL TRUST 2020-1
Collection Period Ended

Amounts in USD
30-Nov-2020
Reserve Fund and Investment Earnings
Investment Earnings
Net Investment Earnings on the Reserve Fund
Reserve Fund
Reserve Fund Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fund Amount - Ending Balance
2,750,014.01
0.00
2,750,014.01
Reserve Fund Required Amount
plus top up Reserve Fund up to the Required Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Draw Amount
0.00
Investment Earnings for the Collection Period
Net Investment Earnings on the Collection Account
676.75
67.62
67.62
67.62
744.37
2,750,014.01
0.00
Notice to Investors
Note 1:
19 accounts with an outstanding principal balance of $1,532,616.44 did not have an installment payment scheduled for the current Collection Period.
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
Note 2:
In response to the COVID-19 (coronavirus) pandemic, the Servicer is taking steps to offer relief to customers impacted by the crisis. Such relief may take the form of deferrals of payment obligations, initially estimated not to exceed three months and currently extended to a maximum of five or six months (depending on the customer segment), which will generally result in an extension of the term of the customer's contract by an equivalent number of months. The Servicer will not consider a customer's contract to be delinquent as a result of any such deferral. The Servicer is also implementing a phased resumption of collection activities that have been temporarily curtailed in response to the COVID-19 pandemic. Additional relief may be offered to customers in affected areas in the future as the COVID-19 situation develops.

Investor Report
DAIMLER TRUCKS RETAIL TRUST 2020-1
Collection Period Ended

Amounts in USD
30-Nov-2020
Pool Statistics
Principal Gross Losses
Pool Data
1,100,005,605.11
5.61%
36.59
22.71
Cutoff Date Pool Balance
Amount
Number of Receivables
Pool Balance beginning of Collection Period
788,745,935.76
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchase Amounts
Pool Balance end of Collection Period
Weighted Average APR
4,710,914.13
0.00
1,423,314.28
758,494,442.05
6,624
Weighted Average Number of Remaining Payments
Weighted Average Seasoning (months)
As of Cutoff Date
Current
24,117,265.30
5.51%
42.36
Pool Factor
68.95%
14.06
6,759
7,952

Investor Report
DAIMLER TRUCKS RETAIL TRUST 2020-1
Collection Period Ended

Amounts in USD
30-Nov-2020
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Total
758,494,442.05
6,624
100.00%
91-120 Days Delinquent
5
0.02%
132,645.96
61-90 Days Delinquent
9
0.05%
363,887.46
31-60 Days Delinquent
36
0.48%
3,677,113.59
Current
99.45%
754,320,795.04
6,574
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency Trigger
60+ Delinquency Receivables to EOP Pool Balance
Delinquency Trigger occurred
0.07%
No
9.700%
Loss Statistics
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Principal Net Loss / (Gain)
Principal Recoveries
Principal Net Liquidation Proceeds
Principal Gross Losses
1,423,314.28
Losses
(1)
Amount
(1) Losses include accounts that have been charged off with a balance remaining of less than $100.
940,466.79
0.349%
343,893.82
138,953.67
Number of Receivables
Number of Receivables
Amount
13
95
8,187,625.97
2,966,514.14
1,384,843.32
3,836,268.51
Average Net Credit Loss/(Gain)
0.349%
Current
Cumulative
40,381.77
Four Month Average
Third Prior Collection Period
Second Prior Collection Period
Prior Collection Period
Current Collection Period
Principal Net Loss / (Gain) as % of Average Pool Balance (annualized):
1.459%
0.165%
0.064%
0.423%
0.528%
Historical Lifetime CPR, Loss and Delinquencies

Investor Report
DAIMLER TRUCKS RETAIL TRUST 2020-1
Collection Period Ended

Amounts in USD
30-Nov-2020
Total Pool
Delinquncies
91+
31-60
61-90
Pd.
Net
Cumulative Loss
Gross
Lifetime
CPR
1
0.87%
0.04%
0.09%
11.94%
0.10%
- %
2
0.42%
0.07%
0.17%
8.96%
0.53%
0.10%
3
0.45%
0.10%
0.24%
6.82%
0.17%
0.10%
4
0.12%
0.18%
0.36%
8.14%
0.16%
0.06%
5
0.21%
0.22%
0.46%
9.86%
0.07%
0.11%
6
0.24%
0.25%
0.53%
9.58%
0.09%
0.05%
7
0.22%
0.25%
0.55%
10.31%
0.14%
0.05%
8
0.25%
0.26%
0.61%
10.53%
0.02%
0.14%
9
0.48%
0.35%
0.74%
10.33%
0.05%
0.02%